SCHEDULE OF FAIR VALUE OF STOCK COMPENSATION (Details) - Share-Based Payment Arrangement, Option [Member] - ALTANINE, INC. [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price	$ 0.33		$ 0.33
Expected volatility	28.67%		28.67%
Expected dividends	0.00%	0.00%	0.00%
Risk free interest rate			5.44%
Forfeitures	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	3.90%
Risk-free interest rate, maximum	4.10%
Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (years)	3 years 6 months		5 years 1 month 17 days
Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (years)	5 years 9 months		6 years 3 months